Income Taxes (Details) - Schedule of effective income tax rate reconciliation	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Federal statutory rate	21.00%	21.00%
Permanent items	(4.94%)	(5.27%)
State and local taxes, net of federal taxes	0.00%	(0.16%)
Deferred rate changes	(0.02%)	0.00%
Change in valuation allowance	(33.88%)
Other	(2.56%)	(2.66%)
Income tax rate	(20.40%)	12.91%